Restatement to Earnings Per Share Presentation (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	34,500,000	11,500,000	23,063,536
Earnings Per Share, Basic and Diluted	$ 0.19	$ (0.06)	$ 0.23
Class A Common Stock Subject to Redemption | As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	34,500,000	34,500,000	34,500,000
Class A Common Stock Subject to Redemption | Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted		(23,000,000)	(11,436,464)
Earnings Per Share, Basic and Diluted	$ 0.19	$ (0.06)	$ 0.23
Class A and Class B non-redeemable common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	8,625,000	7,875,000	8,258,287
Earnings Per Share, Basic and Diluted	$ 0.19	$ (0.06)	$ 0.23
Class A and Class B non-redeemable common stock | As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	8,625,000	7,887,500	8,258,287
Earnings Per Share, Basic and Diluted	$ 0.96	$ (0.15)	$ 0.86
Class A and Class B non-redeemable common stock | Restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted		(12,500)
Earnings Per Share, Basic and Diluted	$ (0.77)	$ 0.09	$ (0.63)